Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Processes

Our Compensation Committee approves and grants equity awards, including Appreciation-Only LTIP Units ("AO LTIP Units"), at approximately the same time every year. Following consultation with its compensation consultant, our Compensation Committee typically approves the dollar value of our annual awards at its last meeting of the year for grant on the first trading day in January of the following year. The Company’s outside appraiser determines the fair value of each type of market-based equity award, and such values are used to calculate the number of securities granted based on the previously approved dollar value and the fair value of the relevant award. All awards are granted under a shareholder-approved plan and the AO LTIP Units are granted at a participation threshold that is the greater of 110% of the closing price of our shares on the date of grant or the average daily market price for the ten trading days immediately preceding the grant date. Outside of the annual grant cycle, we may grant awards to new employees, to Trustees for their retainers, and/or related to special or extraordinary circumstances as well as for such other reasons as approved by the Compensation Committee.

The Compensation Committee does not grant such awards to executive officers in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of award grant dates. During fiscal year 2024, we did not grant any AO LTIP Units or stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method

Our Compensation Committee approves and grants equity awards, including Appreciation-Only LTIP Units ("AO LTIP Units"), at approximately the same time every year. Following consultation with its compensation consultant, our Compensation Committee typically approves the dollar value of our annual awards at its last meeting of the year for grant on the first trading day in January of the following year. The Company’s outside appraiser determines the fair value of each type of market-based equity award, and such values are used to calculate the number of securities granted based on the previously approved dollar value and the fair value of the relevant award. All awards are granted under a shareholder-approved plan and the AO LTIP Units are granted at a participation threshold that is the greater of 110% of the closing price of our shares on the date of grant or the average daily market price for the ten trading days immediately preceding the grant date. Outside of the annual grant cycle, we may grant awards to new employees, to Trustees for their retainers, and/or related to special or extraordinary circumstances as well as for such other reasons as approved by the Compensation Committee.